Related Party Transactions - Net income (expense) from related parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction
Operating expenses	$ 73,094	$ 105,040	$ 130,017	$ 158,558
General and administrative expenses	1,426	1,838	3,063	3,488
Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	73,437	69,924	146,799	132,857
Related Party
Related Party Transaction
Vessel operating expenses	5,266	4,960	8,614	7,753
Voyage expenses and commissions	4	6	15	70
Technical and operational management fee from KNOT to Vessels	3,035	2,864	6,502	5,407
Total income (expenses)	(1,734)	(904)	(2,599)	(747)
Related Party | KNOT Management
Related Party Transaction
General and administrative expenses	381	303	710	605
Related Party | KNOT Management | Time charter and bareboat revenues
Related Party Transaction
Revenue from contract with customers	7,495	7,607	14,311	13,923
Related Party | KOAS
Related Party Transaction
General and administrative expenses	231	147	440	298
Related Party | KOAS UK
Related Party Transaction
General and administrative expenses	16	20	33	41
Related Party | KNOT
Related Party Transaction
General and administrative expenses	10	15	20	34
Related Party | Other counterparties
Related Party Transaction
Operating expenses	$ 286	$ 196	$ 576	$ 462